Equity (Details) - USD ($)		1 Months Ended				6 Months Ended
	Jan. 05, 2015	Oct. 31, 2021	Sep. 30, 2021	Apr. 22, 2020	Aug. 21, 2018	Jan. 31, 2022	Jul. 31, 2021
Equity (Details) [Line Items]
Authorized capital	100,000,000
Ordinary price per share (in Dollars per share)	$ 0.0004
Shares issued					50,000,000
Common stock, shares authorized						100,000,000,000	100,000,000,000
Par value (per share) (in Dollars per share)						$ 0.001	$ 0.001
Number of shares to be cancelled					50,000,000
Number of shares issued					50,000
Per share (in Dollars per share)					$ 0.001
Ordinary shares, issued						9,627,452	9,161,390
Common stock, shares outstanding						9,627,452	9,161,390
Aggregate direct offering shares		389,855
Cash consideration (in Dollars)		$ 1,068,197
After tax net income, percenatge						10.00%
Reserve, percenatge						50.00%
Restricted amounts as determined pursuant to PRC statutory laws (in Dollars)						$ 355,912	$ 355,912
Total restricted net assets (in Dollars)						$ 962,374	$ 962,374
Ordinary Shares [Member]
Equity (Details) [Line Items]
Shares issued	50,000,000
Warrant [Member]
Equity (Details) [Line Items]
Purchased shares						70,131
Business Combination [Member] | Leaping Group Co. Ltd [Member]
Equity (Details) [Line Items]
Shares issued as consideration				9,940,002
Business Combination [Member] | Leaping Group Co. Ltd [Member] | IPO [Member]
Equity (Details) [Line Items]
Shares issued as consideration			6,076